UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM ABS-15G

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ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

FortiFi Financial, Inc.
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

⌧	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported) January 17, 2025

Commission File Number of securitizer: Not applicable.

Central Index Key Number of securitizer: 0001845202

Mark Ruh (424) 532-5500
Name and telephone number, including area code, of the person to contact in connection with this filing

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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☑
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

□	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of securitizer:

 ______________________________________________________________

 (Exact name of issuing entity as specified in its charter)

 ______________________________________________________________

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing
INFORMATION TO BE INCLUDED IN THE REPORT
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
FortiFi Financial, Inc. (the “Securitizer”) has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

/s/ Mark Ruh
Mark Ruh Chief Financial Officer (Senior Officer in Charge of Securitization)

Date:  January 17, 2025